INCOME AND OTHER TAXES - Reconciliation of Income Tax Benefit from Continuing Operations to the Statutory U.S. Federal Tax Rate (Details)	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	33.70%	35.00%
State income taxes, net of federal tax benefit	2.90%	2.90%
Tax impact of foreign operations	(7.60%)	(3.40%)
Change in valuation allowance impacting tax rate and non-deductible operating losses	(1.80%)	(1.10%)
U.S. Tax Reform	11.60%	0.00%
IRS tax audit settlement	0.00%	6.60%
Vendor and other settlements	0.40%	0.60%
Non-deductible transaction-related costs	0.00%	(2.60%)
Other	(0.60%)	(6.40%)
Total	38.60%	31.60%